Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000015864 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000015864 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015864 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015864 [Member] | Equity-Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015864 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015864 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015864 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015864 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015866 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000015866 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015866 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015866 [Member] | Equity-Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015866 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015866 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015866 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015866 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189825 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000189825 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000189825 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000189825 [Member] | Equity-Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000189825 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000189825 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189825 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000189825 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015865 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000015865 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015865 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015865 [Member] | Equity-Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015865 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015865 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015865 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015865 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015867 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000015867 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015867 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015867 [Member] | Equity-Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015867 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015867 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015867 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015867 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015868 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000015868 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015868 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015868 [Member] | Equity-Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015868 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015868 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000015868 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015868 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189826 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000189826 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000189826 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000189826 [Member] | Equity-Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000189826 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000189826 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189826 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000189826 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131602 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000131602 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000131602 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000131602 [Member] | Equity-Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131602 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131602 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131602 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131602 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000214992 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000214992 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000214992 [Member] | Equity-Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214992 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000214992 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000214992 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214992 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015871 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015871 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015871 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015871 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015871 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015871 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000015871 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015871 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000015873 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015873 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015873 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015873 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015873 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015873 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000015873 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015873 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000015872 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015872 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015872 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015872 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015872 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015872 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000015872 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015872 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000015876 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015876 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015876 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015876 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015876 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015876 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000015876 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015876 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000015877 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015877 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015877 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015877 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015877 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015877 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000015877 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015877 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000189827 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189827 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189827 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189827 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189827 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189827 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000189827 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000189827 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000131603 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131603 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131603 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131603 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131603 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131603 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000131603 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131603 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000236300 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236300 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236300 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236300 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236300 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236300 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000236300 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236300 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000015878 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015878 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015878 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015878 [Member] | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015878 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015878 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000015878 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015878 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015878 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000015880 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015880 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015880 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015880 [Member] | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015880 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015880 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000015880 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015880 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015880 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000189829 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189829 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189829 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189829 [Member] | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189829 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189829 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000189829 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000189829 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000189829 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000015879 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015879 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015879 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015879 [Member] | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015879 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015879 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000015879 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015879 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015879 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000087957 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087957 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087957 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087957 [Member] | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087957 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087957 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000087957 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087957 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087957 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000015881 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015881 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015881 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015881 [Member] | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015881 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015881 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000015881 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015881 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015881 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000189828 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189828 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189828 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189828 [Member] | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189828 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189828 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000189828 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000189828 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000189828 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000131604 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131604 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131604 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131604 [Member] | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131604 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131604 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000131604 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131604 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131604 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000236301 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236301 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236301 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236301 [Member] | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236301 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236301 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000236301 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236301 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236301 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000234632 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000234632 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234632 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234632 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000234633 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000234633 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234633 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234633 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000234634 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000234634 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234634 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234634 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000234635 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000234635 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234635 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234635 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000234631 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000234631 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234631 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234631 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000234630 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000234630 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234630 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234630 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000015885 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000015885 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015885 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015885 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015885 [Member] | Insurance, Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015885 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000015885 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015885 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000015887 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000015887 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015887 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015887 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015887 [Member] | Insurance, Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015887 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000015887 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015887 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000189831 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000189831 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189831 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189831 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189831 [Member] | Insurance, Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189831 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000189831 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000189831 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000015886 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000015886 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015886 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015886 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015886 [Member] | Insurance, Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015886 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000015886 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015886 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000087958 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000087958 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000087958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087958 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087958 [Member] | Insurance, Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087958 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000087958 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087958 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000087959 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000087959 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000087959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087959 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087959 [Member] | Insurance, Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087959 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000087959 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087959 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000189830 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000189830 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189830 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189830 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189830 [Member] | Insurance, Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189830 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000189830 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000189830 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000131606 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000131606 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131606 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131606 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131606 [Member] | Insurance, Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131606 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000131606 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131606 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000212522 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000212522 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000212522 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000212522 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000212522 [Member] | Insurance, Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212522 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000212522 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212522 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000015889 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015889 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015889 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015889 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015889 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015889 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000015889 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015889 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015891 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015891 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015891 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015891 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015891 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015891 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000015891 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015891 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000181791 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000181791 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000181791 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000181791 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000181791 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000181791 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000181791 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000181791 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015890 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015890 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015890 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015890 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015890 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015890 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000015890 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015890 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015894 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015894 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015894 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015894 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015894 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015894 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000015894 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015894 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015895 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015895 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015895 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015895 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015895 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015895 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000015895 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015895 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000181792 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000181792 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000181792 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000181792 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000181792 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000181792 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000181792 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000181792 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131607 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131607 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131607 [Member] | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131607 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131607 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131607 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000131607 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131607 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%